Condensed Consolidated Statements of Comprehensive Income / (Loss) (unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments, tax benefit	$ 207	$ 0	$ 75	$ 0